STOCK WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Warrants [Abstract]
Stock Warrants [Text Block]

NOTE 5 – STOCK WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at March 31, 2013:

Exercise	Number	Number	Expiration
Price	Outstanding	Vested	Date
$8.00	445,209	445,209	December 2013
12.00	456,008	447,908	December 2017 to January 2018
20.00	15,288	15,288	January 2014 to January 2015
25.00	354,227	354,227	January 2017 to March 2019
	1,270,732	1,262,632

On January 1, 2013, the Company issued warrants to non-employees to purchase 10,800 shares of the Company's common stock at an exercise price of $12.00 per share expiring five years from the date of issuance vesting ratably over twelve months beginning January 1, 2013 in connection with services.

The Company measures the fair value of the vested portion of the issued warrants based on a Binomial option pricing model using certain assumptions discussed in the following paragraph, and the closing market price of the Company's common stock on the date of the fair value determination.

The assumptions used in the valuation of warrants which vested during the three months ended March 31, 2013 were as follows:

Risk-free interest rate	0.77%
Life of warrant	5 years
Expected stock price volatility	102.46%
Expected dividend yield	$0.0

The risk-free rate of return is based on the yield of Daily U.S. Treasury Yield Curve Rates with terms equal to the life of the warrants as of the grant date. The expected stock price volatility is based on comparable companies’ historical stock price volatility since the Company does not have sufficient historical exercise data because its equity shares have been publicly traded for only a limited period of time.

Compensation of $10,435 related to vested warrants was recognized for the three month period ended March 31, 2013.

As of March 31, 2013, unrecognized compensation related to unvested warrants based on the market price of the Company’s common stock on such date was $31,306.

NOTE 11 – STOCK WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$8.00	445,209	December 2013
12.00	445,209	December 2017
$20.00	15,288	January 2014 to January 2015
25.00	354,228	January 2017 to March 2019
	1,259,934

On January 20, 2012, the Company issued an aggregate of 13,750 and 1,538 warrants to purchase the Company's common stock at an exercise price of $20.00 per share expiring five and seven years from the date of issuance to convertible debenture holders and debenture placement agents, respectively (see Note 5).

In connection with the January and March 2012 Financing, the Company issued to investors an aggregate of 215,148 and 115,741 warrants, respectively, to purchase the Company's common stock at an exercise price of $25.00 per share expiring five years from the date of issuance. In addition, the Company issued an aggregate of 11,765 and 11,574 warrants to purchase the Company's common stock at an exercise price of $25.00 per share expiring seven years from the date of issuance to placement agents. These warrants contained certain anti-dilutive provisions and are covered under a registration rights agreement (see Note 6).

In connection with the December 2012 Financing, the Company issued to investors of 445,209 and 445,209 Class A warrants and Class B warrants, respectively to purchase the Company's common stock. The Class A warrant is exercisable at $12.00 per share expiring five years from the date of issuance and may be exercised on a cashless basis under certain circumstances. The Class B warrant is exercisable at $8.00 per share expiring one year from the date of issuance. These warrants are covered under a registration rights agreement (see Note 8).